    As filed with the Securities and Exchange Commission on November 30, 2001


                                                Securities Act File No. 33-61779
                                        Investment Company Act File No. 811-6574

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------

                                    FORM N-2

       Registration Statement under the Securities Act of 1933          [_]
                         Pre-Effective Amendment No.                    [_]
                        Post Effective Amendment No.                    [_]

                                     and/or

       Registration Statement under the Investment Company Act of 1940  [X]
                              Amendment No. 10                          [X]

                        (check appropriate box or boxes)

                               ------------------

                     The Latin American Discovery Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)
                           1221 Avenue of the Americas
                            New York, New York 10020

                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (212) 762-7500

                               ------------------

                                RONALD E. ROBISON
                     The Latin American Discovery Fund, Inc.
                  c/o Morgan Stanley Investment Management Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020

                     (Name and Address of Agent for Service)

                               ------------------

                                 With copies to:

                          Leonard B. Mackey, Jr., Esq.
                       Clifford Chance Rogers & Wells LLP
                                 200 Park Avenue
                            New York, New York 10166
                                 (212) 878-8000

                               ------------------


================================================================================

                                        1


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                                EXPLANATORY NOTE

This filing is made solely for the purpose of filing as an Exhibit the Amended and Restated By-Laws of The Latin American Discovery Fund, Inc.

                                        2


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                            PART C--OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

  (1) Financial Statements (Not applicable)

  (2) Exhibits

     (a)    -- Articles of Incorporation*
     (b)    -- Amended and Restated By-Laws******
     (c)    -- Not applicable
     (d) (1)-- Specimen certificate for Common Stock, par value $.01 per share**
         (2)-- Form of Subscription Certificate****
         (3)-- Form of Notice of Guaranteed Delivery****
         (4)-- DTC Participant Over-Subscription Exercise Form****
         (5)-- Form of Subscription Agent Agreement****
         (6)-- Form of Information Agent Agreement****
     (e)    -- Dividend Reinvestment and Cash Purchase Plan**
     (f)    -- Not applicable
     (g) (1)-- Investment Advisory and Management Agreement***
     (h) (1)-- Form of Dealer Manager Agreement***
         (2)-- Form of Soliciting Dealer Agreement***
         (3)-- Form of Selling Group Agreement***
     (i)    -- Not applicable
     (j) (1)-- International Custodian Agreement***
         (2)-- U.S. Custodian Agreement****
     (k) (1)-- Agreement for Stock Transfer Services**
         (2)-- U.S. Administration Agreement***
         (3)-- Chilean Administration Agreement***
         (4)-- Brazilian Administration Agreement***
     (l) (1)-- Opinion and consent of Rogers & Wells+
         (2)-- Opinion and consent of Piper & Marbury L.L.P.+
         (3)-- Opinion and consent of Cardenas, Cassagne & Asociados+
         (4)-- Opinion and consent of Pinheiro Neto+
         (5)-- Opinion and consent of Estudio Arturo Alessandri+
         (6)-- Opinion and consent of Arthur Andersen & Co.+
     (m)    -- Not applicable
     (n)    -- Report and consent of Price Waterhouse LLP+
     (o)    -- Not applicable
     (p)    -- Form of Investment Letter**
     (q)    -- Not applicable


* Incorporated by reference to the Fund's Registration Statement on Form N-2 (File Nos. 33-46136; 811-6574) filed on March 3, 1992.

** Incorporated by reference to Pre-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-2 (File Nos. 33-46136; 811-6574) filed on June 11, 1992.

*** Incorporated by reference to the Fund's Registration Statement on Form N-2 (File Nos. 33-61779; 811-6574) filed on August 11, 1995.

**** Incorporated by reference to Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 (File Nos. 33-61779; 811-6574) filed on September 5, 1995.

*****  Previously filed.

****** Filed herewith.

+ Incorporated by reference to the fund's Registration Statement on Form N-2 (File Nos. 33-61779; 811-6574) filed on September 13, 1995.



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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of November, 2001.

                                      THE LATIN AMERICAN DISCOVERY FUND, INC.



                                      By:    /s/ Stefanie V. Chang
                                          ---------------------------------
                                               Stefanie V. Chang
                                               Vice President





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                                  EXHIBIT INDEX


                                                                Sequentially
  Exhibit                                                         Numbered
   Number                        Exhibit                            Page
-----------  ---------------------------------------------      ----------------

  2(b)       Amended and Restated By-Laws



                                        5